LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

Loan Portfolio
The composition of the Company's loan portfolio at December 31, 2014 and 2013 is as follows:

	December 31,
	2014	2013
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$430,575	$449,812
Multi-family and commercial	298,320	285,660
Construction	13,579	10,162
Total real estate loans	742,474	745,634

Commercial business loans:
SBA and USDA guaranteed	118,466	137,578
Time share	45,669	28,615
Condominium association	21,386	18,442
Other	66,446	69,705
Total commercial business loans	251,967	254,340

Consumer loans:
Home equity	51,093	44,284
Indirect automobile	3,692	6,354
Other	1,864	2,116
Total consumer loans	56,649	52,754

Total loans	1,051,090	1,052,728

Deferred loan origination costs, net of fees	1,571	1,598
Allowance for loan losses	(7,797)	(6,916)
Loans receivable, net	$1,044,864	$1,047,410

The Company has transferred a portion of its originated commercial real estate loans to participating lenders. The amounts transferred have been accounted for as sales and are therefore, not included in the Company's accompanying consolidated balance sheets. The Company and participating lenders share ratably in cash flows and any gains or losses that may result from a borrower's lack of compliance with contractual terms of the loan. The Company continues to service the loans on behalf of the participating lenders and, as such, collects cash payments from the borrowers, remits payments (net of servicing fees) to participating lenders and disburses required escrow funds to relevant parties. At December 31, 2014 and 2013, the Company was servicing loans for participations aggregating $7.5 million and $7.7 million, respectively.

The Company purchased commercial business loans totaling $59.9 million, $23.0 million and $42.9 million during 2014, 2013 and 2012, respectively. During 2012, the Company purchased consumer loans totaling $6.9 million.

Allowance for Loan Losses
Changes in the allowance for loan losses for the years ended December 31, 2014, 2013 and 2012 are as follows:

	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total

	(In Thousands)

Balance at December 31, 2011	$759	$2,337	$280	$1,148	$446	$4,970
Provision (credit) for loan losses	561	1,818	(258)	556	219	2,896
Loans charged-off	(299)	(1,267)	—	—	(251)	(1,817)
Recoveries of loans previously charged-off	104	140	—	31	63	338
Balance at December 31, 2012	1,125	3,028	22	1,735	477	6,387
Provision for loan losses	522	523	56	159	59	1,319
Loans charged-off	(712)	(228)	—	(22)	(95)	(1,057)
Recoveries of loans previously charged-off	40	72	91	3	61	267
Balance at December 31, 2013	975	3,395	169	1,875	502	6,916
Provision for loan losses	277	355	85	666	156	1,539
Loans charged-off	(335)	(144)	—	(164)	(80)	(723)
Recoveries of loans previously charged-off	38	1	—	5	21	65
Balance at December 31, 2014	$955	$3,607	$254	$2,382	$599	$7,797

Further information pertaining to the allowance for loan losses at December 31, 2014 and 2013 is as follows:

December 31, 2014	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans individually evaluated and deemed to be impaired	$287	$52	$—	$20	$—	$359
Allowance for loans individually or collectively evaluated and not deemed to be impaired	668	3,555	254	2,362	599	7,438
Allowance for loans acquired with deteriorated credit quality	—	—	—	—	—	—
Total loan loss allowance	$955	$3,607	$254	$2,382	$599	$7,797

Loans individually evaluated and deemed to be impaired	$5,318	$1,872	$—	$470	$—	$7,660
Loans individually or collectively evaluated and not deemed to be impaired	424,885	292,215	13,579	251,140	56,649	1,038,468
Amount of loans acquired with deteriorated credit quality	372	4,233	—	357	—	4,962
Total loans	$430,575	$298,320	$13,579	$251,967	$56,649	$1,051,090

December 31, 2013	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans individually evaluated and deemed to be impaired	$341	$185	$—	$4	$—	$530
Allowance for loans individually or collectively evaluated and not deemed to be impaired	634	3,210	169	1,871	502	6,386
Allowance for loans acquired with deteriorated credit quality	—	—	—	—	—	—
Total loan loss allowance	$975	$3,395	$169	$1,875	$502	$6,916

Loans individually evaluated and deemed to be impaired	$5,695	$3,036	$—	$385	$—	$9,116
Loans individually or collectively evaluated and not deemed to be impaired	443,734	277,483	10,162	252,930	52,754	1,037,063
Amount of loans acquired with deteriorated credit quality	383	5,141	—	1,025	—	6,549
Total loans	$449,812	$285,660	$10,162	$254,340	$52,754	$1,052,728

Past Due Loans
The following represents an aging of loans at December 31, 2014 and 2013:

December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans	Past Due 90 Days or More and Accruing
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$4,194	$258	$1,602	$6,054	$424,521	$430,575	$—
Multi-family and commercial	768	794	775	2,337	295,983	298,320	—
Construction	—	—	—	—	13,579	13,579	—
Commercial Business:
SBA and USDA guaranteed	1,536	—	459	1,995	116,471	118,466	459
Time share	—	—	—	—	45,669	45,669	—
Condominium association	—	—	—	—	21,386	21,386	—
Other	50	—	446	496	65,950	66,446	—
Consumer:
Home equity	20	158	23	201	50,892	51,093	—
Indirect automobile	103	10	—	113	3,579	3,692	—
Other	—	—	—	—	1,864	1,864	—
Total	$6,671	$1,220	$3,305	$11,196	$1,039,894	$1,051,090	$459

December 31, 2013	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans	Past Due 90 Days or More and Accruing
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$5,402	$783	$1,473	$7,658	$442,154	$449,812	$—
Multi-family and commercial	1,057	—	1,388	2,445	283,215	285,660	—
Construction	—	—	—	—	10,162	10,162	—
Commercial Business:
SBA and USDA guaranteed	7,266	1,161	66	8,493	129,085	137,578	—
Time share	—	—	—	—	28,615	28,615	—
Condominium association	—	—	—	—	18,442	18,442	—
Other	—	171	338	509	69,196	69,705	—
Consumer:
Home equity	258	36	49	343	43,941	44,284	—
Indirect automobile	80	47	16	143	6,211	6,354	—
Other	1	1	—	2	2,114	2,116	—
Total	$14,064	$2,199	$3,330	$19,593	$1,033,135	$1,052,728	$—

Impaired and Nonaccrual Loans
The following is a summary of impaired and nonaccrual loans at December 31, 2014 and 2013:

	Impaired Loans (1)
December 31, 2014	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance: (2)
Real Estate:
Residential - 1 to 4 family	$3,414	$3,485	$—	$2,923
Multi-family and commercial	4,815	5,102	—	775
Commercial business - Other	645	645	—	264
Consumer - Home equity	—	—	—	23
Total impaired loans without valuation allowance	8,874	9,232	—	3,985

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	2,276	2,304	287	244
Multi-family and commercial	1,290	1,290	52	132
Commercial business - Other	182	182	20	182
Total impaired loans with valuation allowance	3,748	3,776	359	558
Total impaired loans	$12,622	$13,008	$359	$4,543

(1) Includes loans acquired with deteriorated credit quality and performing troubled debt restructurings.
(2) Includes loans acquired with deteriorated credit quality from the Newport merger.

	Impaired Loans (1)
December 31, 2013	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance: (2)
Real Estate:
Residential - 1 to 4 family	$3,641	$3,822	$—	$3,241
Multi-family and commercial	6,853	7,050	—	1,655
Commercial business - Other	1,402	1,402	—	377
Consumer - Home equity	—	—	—	53
Consumer - Indirect automobile	—	—	—	16
Total impaired loans without valuation allowance	11,896	12,274	—	5,342

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	2,437	2,448	341	319
Multi-family and commercial	1,324	1,414	185	1,324
Commercial business - Other	8	8	4	8
Total impaired loans with valuation allowance	3,769	3,870	530	1,651
Total impaired loans	$15,665	$16,144	$530	$6,993

(1) Includes loans acquired with deteriorated credit quality and performing troubled debt restructurings.
(2) Includes loans acquired with deteriorated credit quality from the Newport merger.

The Company reviews and establishes, if necessary, an allowance for certain impaired loans for the amount by which the present value of expected cash flows (or observable market price of loan or fair value of the collateral if the loan is collateral dependent) are lower than the carrying value of the loan.  For the periods presented, the Company concluded that certain impaired loans required no valuation allowance as a result of management’s measurement of impairment. No additional funds are committed to be advanced to those borrowers whose loans are deemed impaired.

Additional information related to impaired loans is as follows:

	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized on Cash Basis
	(In Thousands)

Year Ended December 31, 2012
Residential - 1 to 4 family	$6,113	$151	$126
Multi-family and commercial	8,048	260	32
Commercial business - Other	602	4	2
Consumer - Home equity	413	4	4
Total	$15,176	$419	$164

Year Ended December 31, 2013
Residential - 1 to 4 family	$6,940	$257	$180
Multi-family and commercial	5,653	164	—
Commercial business - Other	924	23	5
Consumer - Home equity	224	36	36
Total	$13,741	$480	$221

Year Ended December 31, 2014
Residential - 1 to 4 family	$5,890	$142	$47
Multi-family and commercial	6,487	391	72
Commercial business - Other	961	50	28
Consumer - Home equity	29	3	3
Consumer - Other	10	—	—
Total	$13,377	$586	$150

Credit Quality Information
The Company utilizes an eight-grade internal loan rating system for all loans in the portfolio, with the exception of its purchased SBA and USDA commercial business loans that are fully guaranteed by the U.S. government, as follows:

◦	Pass (Ratings 1-4): Loans in these categories are considered low to average risk.

◦	Special Mention (Rating 5): Loans in this category are starting to show signs of potential weakness and are being closely monitored by management.

◦
Substandard (Rating 6): Generally, a loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged.  There is a distinct possibility that the Company will sustain some loss if the weakness is not corrected.

◦
Doubtful (Rating 7):  Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable.

◦	Loss (Rating 8): Loans in this category are considered uncollectible and of such little value that their continuance as loans is not warranted.
Management periodically reviews the ratings described above and the Company’s internal audit function reviews components of the credit files, including the assigned risk ratings, of certain commercial loans as part of its loan review.

The following tables present the Company’s loans by risk rating at December 31, 2014 and 2013.

December 31, 2014	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$423,134	$1,430	$6,011	$—	$—	$430,575
Multi-family and commercial	—	269,680	17,058	11,582	—	—	298,320
Construction	—	13,579	—	—	—	—	13,579
Total real estate loans	—	706,393	18,488	17,593	—	—	742,474

Commercial business loans:
SBA and USDA guaranteed	118,466	—	—	—	—	—	118,466
Time share	—	45,669	—	—	—	—	45,669
Condominium association	—	21,386	—	—	—	—	21,386
Other	—	61,835	2,709	1,902	—	—	66,446
Total commercial business loans	118,466	128,890	2,709	1,902	—	—	251,967

Consumer loans:
Home equity	—	50,965	57	71	—	—	51,093
Indirect automobile	—	3,692	—	—	—	—	3,692
Other	—	1,864	—	—	—	—	1,864
Total consumer loans	—	56,521	57	71	—	—	56,649

Total loans	$118,466	$891,804	$21,254	$19,566	$—	$—	$1,051,090

December 31, 2013	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$441,646	$1,296	$6,870	$—	$—	$449,812
Multi-family and commercial	—	250,667	18,363	16,630	—	—	285,660
Construction	—	10,162	—	—	—	—	10,162
Total real estate loans	—	702,475	19,659	23,500	—	—	745,634

Commercial business loans:
SBA and USDA guaranteed	137,578	—	—	—	—	—	137,578
Time share	—	28,615	—	—	—	—	28,615
Condominium association	—	18,442	—	—	—	—	18,442
Other	—	63,959	2,230	3,516	—	—	69,705
Total commercial business loans	137,578	111,016	2,230	3,516	—	—	254,340

Consumer loans:
Home equity	—	44,117	66	101	—	—	44,284
Indirect automobile	—	6,338	—	16	—	—	6,354
Other	—	2,116	—	—	—	—	2,116
Total consumer loans	—	52,571	66	117	—	—	52,754

Total loans	$137,578	$866,062	$21,955	$27,133	$—	$—	$1,052,728

Troubled Debt Restructurings
A modified loan is considered a TDR when two conditions are met: 1) the borrower is experiencing documented financial difficulty and 2) concessions are made by the Company that would not otherwise be considered for a borrower with similar risk characteristics. The most common types of modifications include below market interest rate reductions, deferrals of principal and maturity extensions. Modified terms are dependent upon the financial position and needs of the individual borrower. If the modification agreement is violated, the loan is handled by the Company's Collections Department for resolution, which may result in foreclosure. The Company's determination of whether a loan modification is a TDR considers the individual facts and circumstances surrounding each modification.

The Company's nonaccrual policy is followed for TDRs. If the loan was current prior to modification, nonaccrual status would not be required. If the loan was on nonaccrual prior to modification or if the payment amount significantly increases, the loan will remain on nonaccrual for a period of at least six months. Loans qualify for return to accrual status once the borrower has demonstrated the willingness and the ability to perform in accordance with the restructured terms of the loan agreement for a period of not less than six consecutive months.

All TDRs are initially reported as impaired. Impaired classification may be removed after a year following the restructure if the borrower demonstrates compliance with the modified terms and the restructuring agreement specifies an interest rate equal to that which would be provided to a borrower with similar risk characteristics at the time of restructuring.

The following table provides information on loans modified as TDRs during the years ended December 31, 2014, 2013 and 2012.

			Allowance for
	Number	Recorded	Loan Losses
	of Loans	Investment	(End of Period)
	(Dollars in Thousands)
Year Ended December 31, 2012
Residential - 1 to 4 family	16	$2,507	$296
Multi-family and commercial	1	77	—
Total	17	$2,584	$296

Year Ended December 31, 2013
Residential - 1 to 4 family	1	$152	$17
Total	1	$152	$17

Year Ended December 31, 2014
Residential - 1 to 4 family	1	$107	$—
Multi-family and commercial	2	1,405	46
Commercial business - other	2	207	20
Total	5	$1,719	$66

During the modification process, there were no loan charge-offs or principal reductions for loans included in the table above for all periods presented.

The following table provides the recorded investment, by type of modification, for modified loans identified as TDRs during the years ended December 31, 2014, 2013 and 2012.

	Years Ended December 31,
	2014	2013	2012
	(In Thousands)
Interest rate adjustments	$379	$—	$917
Combination of rate and payment (1)	182	—	869
Combination of rate and maturity (2)	1,158	152	721
Maturity only	—	—	77
Total	$1,719	$152	$2,584

(1) Terms include combination of interest rate adjustments and interest-only payments with deferral of principal.
(2) Terms include combination of interest rate adjustments and extensions of maturity.

For the year ended December 31, 2014, there were two TDRs, with a recorded investment totaling $429,000 and allowance totaling $20,000 that were in payment default (defined as 90 days or more past due). For the years ended December 31, 2013 and 2012, there were no TDRs that were in payment default.

Loans Acquired with Deteriorated Credit Quality
The following is a summary of loans acquired with evidence of credit deterioration from Newport as of
December 31, 2014.

	Contractual Required Payments Receivable	Cash Expected To Be Collected	Non-Accretable Discount	Accretable Yield	Loans Receivable
	(In Thousands)
Balance at acquisition date of September 6, 2013	$8,112	$6,885	$1,227	$—	$6,885
2013 Collections	(336)	(336)	—	—	(336)
Balance at December 31, 2013	7,776	6,549	1,227	—	6,549
2014 Collections	(255)	(220)	(35)	—	(220)
2014 Dispositions	(1,722)	(1,367)	(355)	—	(1,367)
Balance at December 31, 2014	$5,799	$4,962	$837	$—	$4,962

Related Party Loans
Related party transactions, including loans with related parties, are discussed in further detail in Note 13.

Loans Held for Sale
Total loans held for sale amounted to $747,000 and $1.8 million, consisting of fixed-rate residential mortgage loans, at December 31, 2014 and 2013, respectively.

Residential Mortgage Loans Serviced for Others
The Company services certain loans that it has sold with and without recourse to third parties and other loans for which the Company acquired the servicing rights.  Loans serviced for others are not included in the Company’s consolidated balance sheets.  The risks inherent in mortgage servicing assets relate primarily to changes in prepayments that result from shifts in mortgage interest rates. The fair value of servicing rights was determined using a discount rate of 10.63%, prepayment speeds ranging from 95% to 374% and minimal anticipated credit losses. At December 31, 2014, 2013 and 2012, the aggregate of residential mortgage loans serviced for others amounted to $211.5 million, $218.0 million and $195.5 million, respectively.

The following summarizes activity in capitalized mortgage servicing rights:

	Years Ended December 31,
	2014	2013	2012
	(In Thousands)
Balance at beginning of year	$1,354	$1,313	$1,177
Additions	129	384	427
Amortization	(366)	(343)	(291)
Balance at end of year	$1,117	$1,354	$1,313
Fair value of mortgage servicing assets	$1,840	$1,918	$1,349

Contractually specified servicing fees included in mortgage banking income were $623,000, $587,000 and $531,000 for the years ended December 31, 2014, 2013 and 2012, respectively.